UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Michelle Kelly
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
	February 28, 2013
Common Stock - 81.1% (1)	Shares	Fair Value
Natural Gas Pipelines - 2.5% (1)
United States - 2.5% (1)
EQT Corporation	138,100	$8,712,729

Oil and Gas Production - 78.6% (1)
Canada - 11.7% (1)
ARC Resources Ltd.	334,600	8,435,976
Canadian Natural Resources Limited (2)	191,500	5,838,835
Cenovus Energy Inc.	126,700	4,093,677
Crescent Point Energy Corp.	285,700	10,873,915
Enerplus Corporation	275,800	3,739,848
Penn West Petroleum Ltd.	266,400	2,589,408
Suncor Energy Inc.	183,200	5,541,800
The Netherlands - 2.2% (1)
Royal Dutch Shell plc (ADR)	114,500	7,516,925
United Kingdom - 2.2% (1)
BP p.l.c. (ADR) (2)	192,800	7,789,120
United States - 62.5% (1)
Anadarko Petroleum Corporation (2)	274,100	21,812,878
Apache Corporation (2)	197,500	14,668,325
Cabot Oil & Gas Corporation (2)	90,800	5,626,876
Chesapeake Energy Corporation (2)	521,000	10,503,360
Chevron Corporation	70,400	8,247,360
Concho Resources Inc. (2)(3)	79,900	7,187,804
ConocoPhillips	138,700	8,037,665
Continental Resources, Inc. (2)(3)	222,200	19,553,600
Denbury Resources Inc. (2)(3)	213,800	3,874,056
Devon Energy Corporation (2)	112,000	6,077,120
EOG Resources, Inc. (2)	152,300	19,145,633
Hess Corporation (2)	66,300	4,408,950
Marathon Oil Corporation	280,400	9,393,400
Newfield Exploration Company (2)(3)	120,100	2,776,712
Noble Energy, Inc.	36,400	4,034,212
Occidental Petroleum Corporation	247,000	20,335,510
Pioneer Natural Resources Company (2)	176,800	22,243,208
QEP Resources, Inc.	75,700	2,305,822
Range Resources Corporation (2)	208,300	15,997,440
Southwestern Energy Company (2)(3)	120,800	4,139,816
Whiting Petroleum Corporation (2)(3)	165,000	8,035,500
		274,824,751

Total Common Stock (Cost $278,502,584)		283,537,480

Master Limited Partnerships and Related Companies - 33.6% (1)
Crude/Refined Products Pipelines - 7.7% (1)
United States - 7.7% (1)
Enbridge Energy Management, L.L.C. (4)(5)	396,530	10,837,166
Magellan Midstream Partners, L.P. (4)	75,000	3,762,000
MPLX LP (4)	117,232	3,832,314
Plains All American Pipeline, L.P. (4)	95,100	5,206,725
Rose Rock Midstream, L.P.	32,489	1,104,626
Tesoro Logistics LP (4)	47,000	2,345,300
		27,088,131
Natural Gas/Natural Gas Liquids Pipelines - 8.9% (1)
United States - 8.9% (1)
Energy Transfer Partners, L.P. (4)	180,800	8,662,128
Enterprise Products Partners L.P. (4)	37,500	2,125,125
Kinder Morgan Management, LLC (4)(5)	136,662	11,319,753
Regency Energy Partners LP (4)	252,300	6,002,217
Williams Partners L.P. (4)	57,300	2,847,810
		30,957,033
Natural Gas Gathering/Processing - 3.5% (1)
United States - 3.5% (1)
Access Midstream Partners, L.P. (4)	58,900	2,193,436
DCP Midstream Partners, LP (4)	89,300	3,628,259
Southcross Energy Partners, L.P. (4)	45,076	1,032,691
Targa Resources Partners LP (4)	74,800	3,081,012
Western Gas Equity Partners, LP (4)	70,627	2,399,199
		12,334,597
Oil and Gas Production — 13.5%(1)
United States — 13.5%(1)
BreitBurn Energy Partners L.P. (4)	513,200	9,981,740
EV Energy Partners, L.P. (4)	131,862	7,385,591
Legacy Reserves, L.P. (4)	201,800	5,323,484
Linn Energy, L.L.C. (4)	300,200	11,410,602
Pioneer Southwest Energy Partners L.P. (4)	307,700	7,237,104
Vanguard Natural Resources, LLC (4)	212,100	5,898,501
		47,237,022

Total Master Limited Partnerships and Related Companies (Cost $112,914,017)		117,616,783

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (6) (Cost $144,872)	144,872	144,872

Total Investments - 114.8% (1) (Cost $391,561,473)		401,299,135
Total Value of Options Written (Premiums received $1,410,157) - (0.4%) (1)		(1,293,543)
Other Assets and Liabilities - (14.4%) (1)		(50,335,950)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$349,669,642

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(5) Security distributions are paid-in-kind.
(6) Rate indicated is the current yield as of February 28, 2013.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
February 28, 2013

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	March 2013	$87.50	1,356	$(31,188)
Anadarko Petroleum Corporation	March 2013	90.00	1,385	(15,235)
Apache Corporation	March 2013	82.50	1,975	(7,900)
BP p.l.c. (ADR)	March 2013	44.00	964	(8,676)
BP p.l.c. (ADR)	March 2013	45.00	964	(5,784)
Cabot Oil & Gas Corporation	March 2013	60.00	908	(243,344)
Canadian Natural Resources Limited	March 2013	32.00	1,915	(38,300)
Chesapeake Energy Corporation	March 2013	22.00	5,210	(52,100)
Concho Resources Inc.	March 2013	100.00	753	(7,530)
Concho Resources Inc.	March 2013	105.00	46	(690)
Continental Resources, Inc.	March 2013	90.00	2,222	(211,090)
Denbury Resources Inc.	March 2013	20.00	2,138	(10,690)
Devon Energy Corporation	March 2013	65.00	1,120	(2,240)
EOG Resources, Inc.	March 2013	140.00	1,064	(8,512)
EOG Resources, Inc.	March 2013	145.00	459	(2,754)
Hess Corporation	March 2013	72.50	663	(13,923)
Newfield Exploration Company	March 2013	29.00	1,201	(3,603)
Pioneer Natural Resources Company	March 2013	140.00	1,768	(26,520)
Range Resources Corporation	March 2013	75.00	1,797	(521,130)
Range Resources Corporation	March 2013	77.50	286	(38,610)
Southwestern Energy Company	March 2013	36.00	1,208	(33,824)
Whiting Petroleum Corporation	March 2013	55.00	1,650	(9,900)

Total Value of Call Options Written (Premiums received $1,410,157)				$(1,293,543)

Key to abbreviation
ADR = American Depository Receipts

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2013.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at February 28, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$283,537,480	$283,537,480	$-	$-
Master Limited Partnerships and Related Companies(a)	117,616,783	117,616,783	-	-
Total Equity Securities	401,154,263	401,154,263	-	-
Other:
Short-Term Investment(b)	144,872	144,872	-	-
Total Assets	$401,299,135	$401,299,135	$-	$-
Liabilities
Written Call Options	$1,293,543	$1,293,543	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2013.

The Company did not hold any Level 3 securities during the period ended February 28, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended February 28, 2013.

As of February 28, 2013, the aggregate cost of securities for federal income tax purposes was $390,743,142.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $23,262,477, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $12,706,484 and the net unrealized appreciation was $10,555,993.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Independence Fund, Inc.

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Independence Fund, Inc.

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Independence Fund, Inc.

Date: April 23, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer